PREPAID EXPENSES AND OTHER ASSETS, NET (Tables)	3 Months Ended
Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other assets

	March 31, 2022	December 31, 2021
	(Unaudited)
	$	$
Other receivables from third party	23,015	107,444
Others	–	–
Prepaid expenses and other assets, net	23,015	107,444